SHORT-TERM INVESTMENTS - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Marketable securities	$ 919,316	$ 873,976
Short-term bank deposits	$ 220,680	$ 22,068